United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  Six months ended 9/30/09

Item 1.                      Reports to Stockholders

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2009

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.014	0.028	0.029	0.020	0.008
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.014	0.028	0.029	0.020	0.008
Less Distributions:
Distributions from net investment income	(0.001)	(0.014)	(0.028)	(0.029)	(0.020)	(0.008)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.014)	(0.028)	(0.029)	(0.020)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.12%	1.41%	2.81%	2.89%	2.04%	0.75%
Ratios to Average Net Assets:
Net expenses	0.77%[4]	0.76%[3]	0.75%	0.76%	0.75%	0.75%
Net investment income	0.23%[4]	1.32%	2.76%	2.86%	2.03%	0.76%
Expense waiver/reimbursement[5]	0.06%[4]	0.06%	0.06%	0.06%	0.14%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,457,338	$4,241,243	$3,151,612	$2,670,031	$2,521,430	$2,511,672
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009 was 0.76% after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2009	Year Ended March 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.015	0.029	0.030	0.022	0.009
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.015	0.029	0.030	0.022	0.009
Less Distributions:
Distributions from net investment income	(0.002)	(0.015)	(0.029)	(0.030)	(0.022)	(0.009)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.002)	(0.015)	(0.029)	(0.030)	(0.022)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.18%	1.56%	2.96%	3.06%	2.21%	0.92%
Ratios to Average Net Assets:
Net expenses	0.63%[4]	0.61%[3]	0.59%	0.59%	0.59%	0.59%
Net investment income	0.37%[4]	1.51%	2.86%	3.01%	2.21%	0.92%
Expense waiver/reimbursement[5]	0.25%[4]	0.26%	0.26%	0.26%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$284,576	$342,531	$265,149	$222,721	$230,200	$220,681
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009 was 0.61% after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,001.20	$3.86
Institutional Service Shares	$1,000	$1,001.80	$3.16
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.21	$3.90
Institutional Service Shares	$1,000	$1,021.91	$3.19
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Investment Shares	0.77%
Institutional Service Shares	0.63%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At September 30, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	79.8%
Municipal Notes	15.7%
Commercial Paper	3.9%
Other Assets and Liabilities — Net[2]	0.6%
TOTAL	100.0%

At September 30, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.8%
8-30 Days	2.7%
31-90 Days	2.2%
91-180 Days	2.2%
181 Days or more	11.5%
Other Assets and Liabilities — Net[2]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.4%;1
		Alabama – 2.2%
$7,600,000		Greater Montgomery, AL Educational Building Authority, (Series 2003-A) Weekly VRDNs (Saint James School)/(Regions Bank, Alabama LOC), 1.600%, 10/1/2009	7,600,000
3,455,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 1.600%, 10/1/2009	3,455,000
15,500,000		Health Care Authority for Baptist Health, AL, (Series 2008-A) Weekly VRDNs (Regions Bank, Alabama LOC), 1.600%, 10/1/2009	15,500,000
30,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2008-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 1.600%, 10/1/2009	30,000,000
26,554,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.300%, 10/1/2009	26,554,000
3,380,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.370%, 10/1/2009	3,380,000
17,900,000	[2,3]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.340%, 10/1/2009	17,900,000
		TOTAL	104,389,000
		Alaska – 2.3%
40,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.450%, 10/1/2009	40,000,000
8,540,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.350%, 10/1/2009	8,540,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.370%, 10/7/2009	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.340%, 10/7/2009	17,500,000
		TOTAL	108,640,000
		Arizona – 0.6%
465,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 10/1/2009	465,000
3,000,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.440%, 10/1/2009	3,000,000
Semi-Annual Shareholder Report

$14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.350%, 10/1/2009	14,000,000
9,125,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.340%, 10/7/2009	9,125,000
3,885,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.600%, 10/7/2009	3,885,000
		TOTAL	30,475,000
		California – 7.3%
20,100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2003) Weekly VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC), 0.400%, 10/1/2009	20,100,000
8,035,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.340%, 10/1/2009	8,035,000
8,350,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.350%, 10/1/2009	8,350,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.340%, 10/1/2009	2,000,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2009) Weekly VRDNs (Ecole Bilingue De Berkeley)/(Bank of the West, San Francisco, CA LOC), 0.300%, 10/1/2009	5,000,000
10,000,000		Bay Area Toll Authority, CA, (Series 2007D-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wurttemberg LIQs), 0.270%, 10/1/2009	10,000,000
9,500,000		California Health Facilities Financing Authority, (Series 2008 A-2) Weekly VRDNs (Stanford Hospital & Clinics)/(Bank of America N.A. LOC), 0.300%, 10/7/2009	9,500,000
5,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-6) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.300%, 10/1/2009	5,000,000
17,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.400%, 10/1/2009	17,000,000
10,500,000		California State, (Series 2003C-1) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 0.250%, 10/1/2009	10,500,000
5,700,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.280%, 10/7/2009	5,700,000
Semi-Annual Shareholder Report

$14,500,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.280%, 10/7/2009	14,500,000
8,975,000		Castaic Lake, CA Water Agency, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.200%, 10/7/2009	8,975,000
16,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% TRANs, 10/1/2010	16,318,460
11,450,000	[2,3]	Grossmont-Cuyamaca, CA Community College District, Stage Trust (Series 2008-31Z) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wells Fargo & Co. LIQ), 0.300%, 10/1/2009	11,450,000
30,000,000		Los Angeles, CA Wastewater System, 0.55% CP, Mandatory Tender 10/6/2009	30,000,000
34,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.380%, 10/1/2009	34,330,000
13,300,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 10/1/2009	13,300,000
16,395,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 0.320%, 10/1/2009	16,395,000
8,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center) Weekly VRDNs (Riverside County, CA)/(Union Bank, N.A. LOC), 0.240%, 10/7/2009	8,000,000
5,000,000		San Francisco, CA City & County Airport Commission, (Series 2009A), 0.75% TOBs, Mandatory Tender 10/1/2009	5,000,000
9,670,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 4, (Series 2001) Weekly VRDNs (Mission Bay North)/(Bank of America N.A. LOC), 0.400%, 10/1/2009	9,670,000
5,000,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 0.470%, 10/1/2009	5,000,000
20,300,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.300%, 10/1/2009	20,300,000
5,000,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 10/1/2009	5,000,000
9,290,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.500%, 10/7/2009	9,290,000
17,515,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.370%, 10/7/2009	17,515,000
Semi-Annual Shareholder Report

$10,000,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank, N.A. LOC), 0.350%, 10/7/2009	10,000,000
11,000,000		Whittier, CA Revenue Bonds, (Series 2008) Weekly VRDNs (Whittier College)/(Bank of America N.A. LOC), 0.330%, 10/1/2009	11,000,000
		TOTAL	347,228,460
		Colorado – 2.5%
45,000,000		Centerra Metropolitian District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.000%, 10/7/2009	45,000,000
1,750,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.950%, 10/1/2009	1,750,000
410,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 2.950%, 10/1/2009	410,000
6,250,000	[2,3]	Colorado Health Facilities Authority, PUTTERs (Series 2999) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 10/1/2009	6,250,000
20,500,000		Colorado State, 2.00% TRANs, 6/25/2010	20,731,404
25,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C3) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.450%, 10/7/2009	25,000,000
21,390,000	[2,3]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 10/1/2009	21,390,000
		TOTAL	120,531,404
		Connecticut – 2.5%
6,330,000		Berlin, CT, 1.25% BANs, 9/1/2010	6,367,517
675,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.230%, 10/7/2009	675,000
7,000,000		Connecticut Development Authority, (Series 1999), 1.40% CP (New England Power Co.), Mandatory Tender 10/8/2009	7,000,000
1,200,000		Connecticut State Health & Educational Facilities, (Series B) Daily VRDNs (Greater Hartford YMCA)/(Bank of America N.A. LOC), 0.250%, 10/1/2009	1,200,000
2,600,000		Connecticut State HEFA, (Series 2003 X2) Weekly VRDNs (Yale University), 0.300%, 10/1/2009	2,600,000
10,945,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Hospital of Central Connecticut)/(Bank of America N.A. LOC), 0.330%, 10/1/2009	10,945,000
1,700,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 10/1/2009	1,700,000
Semi-Annual Shareholder Report

$5,570,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.250%, 10/7/2009	5,570,000
4,815,000		Connecticut State HEFA, (Series B) Weekly VRDNs (University of Bridgeport)/(Banco Santander, S.A. LOC), 0.330%, 10/1/2009	4,815,000
4,280,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Banknorth N.A. LOC), 0.330%, 10/1/2009	4,280,000
3,600,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 10/1/2009	3,600,000
4,000,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 0.300%, 10/7/2009	4,000,000
6,300,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 10/1/2009	6,300,000
8,200,000		Connecticut State HEFA, Health Care Capital Asset Program (Series B-1) Weekly VRDNs (MidState Medical Center)/(Bank of America N.A. LOC), 0.320%, 10/7/2009	8,200,000
1,670,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.350%, 10/1/2009	1,670,000
16,710,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.350%, 10/1/2009	16,710,000
6,000,000		Easton, CT, 3.25% BANs, 11/6/2009	6,005,786
14,000,000		Hamden, CT, 1.25% BANs, 8/25/2010	14,081,243
5,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 0.450%, 10/1/2009	5,500,000
5,032,000		New Haven, CT, (Series 2002A), 0.40% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 12/7/2009	5,032,000
2,700,000		Old Lyme, CT, 3.75% BANs, 10/29/2009	2,702,015
		TOTAL	118,953,561
		Delaware – 0.2%
7,490,000		Delaware EDA, (Series 2001) Weekly VRDNs (St. Anne's Episcopal School, DE)/(Wilmington Trust Co. LOC), 2.650%, 10/1/2009	7,490,000
		District of Columbia – 0.2%
8,330,000	[2,3]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.280%, 10/7/2009	8,330,000
		Florida – 5.3%
4,050,000		Bay Medical Center, FL Board of Trustees, (Series 2007A) Weekly VRDNs (Bay Medical Center)/(Regions Bank, Alabama LOC), 3.000%, 10/7/2009	4,050,000
Semi-Annual Shareholder Report

$7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.370%, 10/1/2009	7,630,000
4,800,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.900%, 10/2/2009	4,800,000
7,922,000		Florida Local Government Finance Commission, (Series A), 0.45% CP (Wachovia Bank N.A. LOC), Mandatory Tender 12/10/2009	7,922,000
10,000,000		Highlands County, FL Health Facilities Authority, (Series 2008B-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.000%, 10/1/2009	10,000,000
28,460,000		Jacksonville, FL EDC, (Series 2005) Daily VRDNs (Methodist Health System, Inc.)/(SunTrust Bank LOC), 0.410%, 10/1/2009	28,460,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.720%, 10/1/2009	3,800,000
14,000,000		Lakeland, FL Energy Systems, (Series 2008 B) Daily VRDNs (SunTrust Bank LOC), 0.410%, 10/1/2009	14,000,000
12,300,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.850%, 10/7/2009	12,300,000
9,110,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 2.000%, 10/1/2009	9,110,000
8,030,000		Orange County, FL Educational Facilities Authority, (Series 2001) Daily VRDNs (Rollins College)/(Bank of America N.A. LOC), 0.300%, 10/1/2009	8,030,000
15,605,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.850%, 10/7/2009	15,605,000
32,565,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.370%, 10/1/2009	32,565,000
42,795,000		Palm Beach County, FL Health Facilities Authority, (Series 2001) Daily VRDNs (Bethesda Healthcare System, Inc.)/(SunTrust Bank LOC), 0.410%, 10/1/2009	42,795,000
3,975,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.410%, 10/1/2009	3,975,000
9,610,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.940%, 10/7/2009	9,610,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.900%, 10/2/2009	10,000,000
7,895,000		Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.850%, 10/7/2009	7,895,000
Semi-Annual Shareholder Report

$19,655,000		Volusia County, FL Health Facilities Authority, (Series 1994A) Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(SunTrust Bank LOC), 0.840%, 10/1/2009	19,655,000
		TOTAL	252,202,000
		Georgia – 1.5%
14,850,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.410%, 10/1/2009	14,850,000
12,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wachovia Bank N.A. LOC), 0.470%, 10/1/2009	12,700,000
14,375,000		Fayette County, GA Hospital Authority, (Series 2007) Weekly VRDNs (Fayette Community Hospital)/(SunTrust Bank LOC), 0.850%, 10/7/2009	14,375,000
4,150,000		Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 0.950%, 10/1/2009	4,150,000
9,300,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Wachovia Bank N.A. LOC), 0.490%, 10/1/2009	9,300,000
292,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 0.300%, 10/7/2009	292,000
13,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.330%, 10/7/2009	13,000,000
1,590,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.490%, 10/1/2009	1,590,000
		TOTAL	70,257,000
		Hawaii – 0.3%
10,425,000		Hawaii State Department of Budget & Finance, (Series 2009B) Weekly VRDNs (Hawaii Pacific Health)/(Union Bank, N.A. LOC), 0.350%, 10/1/2009	10,425,000
4,245,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 10/1/2009	4,245,000
		TOTAL	14,670,000
		Idaho – 1.7%
36,055,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center)/(FSA INS)/(Harris, N.A. LIQ), 0.330%, 10/1/2009	36,055,000
Semi-Annual Shareholder Report

$18,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center)/(Harris, N.A. LOC), 0.360%, 10/1/2009	18,000,000
25,000,000		Idaho State, (Series 2009), 2.50% TANs, 6/30/2010	25,389,506
		TOTAL	79,444,506
		Illinois – 6.2%
4,185,000	[2,3]	Chicago, IL Board of Education, SPEARs (DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.360%, 10/1/2009	4,185,000
13,900,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(Harris, N.A. LOC), 0.740%, 10/1/2009	13,900,000
20,615,000		Chicago, IL Wastewater Transmission, (Series 2008 C-2) Daily VRDNs (Bank of America N.A. LOC), 0.350%, 10/1/2009	20,615,000
12,425,000		Chicago, IL, Tender Notes (Series 2008), 0.70% TOBs (Harris, N.A. LOC), Mandatory Tender 10/7/2009	12,425,000
9,700,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.370%, 10/7/2009	9,700,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.450%, 10/1/2009	5,100,000
30,510,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 10/7/2009	30,510,000
4,705,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/(Northern Trust Co., Chicago, IL LOC), 0.400%, 10/1/2009	4,705,000
10,300,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.300%, 10/7/2009	10,300,000
3,750,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.350%, 10/1/2009	3,750,000
1,800,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.300%, 10/1/2009	1,800,000
5,500,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 10/7/2009	5,500,000
3,750,000		Illinois Finance Authority, (Series B) Daily VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 10/1/2009	3,750,000
20,230,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Alexian Brothers Health System)/(FSA INS)/(Harris, N.A. LIQ), 0.310%, 10/1/2009	20,230,000
Semi-Annual Shareholder Report

$14,900,000		Illinois Health Facilities Authority, (Series 2001C) Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.370%, 10/7/2009	14,900,000
20,775,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 10/1/2009	20,775,000
20,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 10/1/2009	20,000,000
17,685,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 10/1/2009	17,685,000
5,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.370%, 10/7/2009	5,700,000
25,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.430%, 10/1/2009	25,000,000
14,180,000	[2,3]	Illinois State, MERLOTS (Series 2003-B4), 0.50% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 12/17/2009	14,180,000
13,755,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 0.500%, 6/15/2023	13,755,000
10,820,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3008X) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 10/1/2009	10,820,000
5,195,000		Romeoville, IL, (Series 2006) Daily VRDNs (Lewis University)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 10/1/2009	5,195,000
565,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.340%, 10/1/2009	565,000
		TOTAL	295,045,000
		Indiana – 2.4%
10,835,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.900%, 10/2/2009	10,835,000
15,468,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2009	15,502,345
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.500%, 10/1/2009	8,850,000
590,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(Bank of America N.A. LOC), 0.650%, 10/1/2009	590,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.500%, 10/1/2009	9,500,000
1,020,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 0.650%, 10/1/2009	1,020,000
Semi-Annual Shareholder Report

$10,735,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.900%, 10/2/2009	10,735,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.470%, 10/7/2009	3,250,000
9,500,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-4) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.320%, 10/1/2009	9,500,000
7,000,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-5) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.320%, 10/1/2009	7,000,000
5,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008F) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York LOC), 0.300%, 10/1/2009	5,000,000
5,250,000		Indiana State Finance Authority (Health System Bonds), (Series 2008G) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York LOC), 0.300%, 10/1/2009	5,250,000
12,200,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2008C) Weekly VRDNs (Clarian Health Partners, Inc.)/(Bank of New York LOC), 0.200%, 10/7/2009	12,200,000
8,245,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009B) Weekly VRDNs (Parkview Health System Obligated Group)/(National City Bank LOC), 0.240%, 10/7/2009	8,245,000
1,865,000	[2,3]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.380%, 10/7/2009	1,865,000
4,105,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 1.550%, 10/1/2009	4,105,000
		TOTAL	113,447,345
		Iowa – 1.1%
500,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.590%, 10/1/2009	500,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(FHLB of Chicago LOC), 0.420%, 10/1/2009	27,685,000
Semi-Annual Shareholder Report

$22,500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.300%, 10/1/2009	22,500,000
		TOTAL	50,685,000
		Kansas – 0.5%
12,615,000		Olathe, KS, 2.50% BANs, 12/1/2009	12,615,000
12,340,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	12,340,000
		TOTAL	24,955,000
		Kentucky – 0.5%
12,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.460%, 10/1/2009	12,000,000
2,740,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 3.600%, 10/1/2009	2,740,000
2,850,000		Jefferson County, KY, (Series 2002A) Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC), 1.600%, 10/1/2009	2,850,000
6,290,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2003A) Daily VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 10/1/2009	6,290,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 10/1/2009	100,000
		TOTAL	23,980,000
		Louisiana – 2.0%
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.690%, 10/1/2009	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.500%, 10/7/2009	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.430%, 10/1/2009	11,520,000
25,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 0.370%, 10/1/2009	25,000,000
2,865,000		Louisiana Public Facilities Authority, (Series 1996) Weekly VRDNs (Gulf Breeze Hotel)/(Regions Bank, Alabama LOC), 3.250%, 10/7/2009	2,865,000
30,575,000	[2,3]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.420%, 10/1/2009	30,575,000
Semi-Annual Shareholder Report

$11,200,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.410%, 10/1/2009	11,200,000
		TOTAL	96,160,000
		Maine – 0.5%
8,000,000		Falmouth, ME, 1.75% BANs, 12/30/2009	8,023,514
7,620,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.400%, 10/1/2009	7,620,000
9,000,000		Portland, ME, 2.50% BANs, 12/30/2009	9,029,767
		TOTAL	24,673,281
		Maryland – 1.4%
3,734,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.450%, 10/6/2009	3,734,500
47,175,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 0.850%, 10/7/2009	47,175,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2009B) Weekly VRDNs (Anne Arundel Health System, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 10/1/2009	15,000,000
		TOTAL	65,909,500
		Massachusetts – 3.5%
1,900,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.350%, 10/1/2009	1,900,000
5,600,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.350%, 10/1/2009	5,600,000
23,455,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.280%, 10/7/2009	23,455,000
10,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 0.320%, 10/1/2009	10,000,000
4,600,000		Massachusetts Development Finance Agency, (Series U-5A) Weekly VRDNs (Boston University)/(FHLB of Boston LOC), 0.350%, 10/1/2009	4,600,000
9,900,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.430%, 10/1/2009	9,900,000
12,600,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 1.580%, 10/1/2009	12,600,000
3,805,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 10/1/2009	3,805,000
Semi-Annual Shareholder Report

$18,000,000		Massachusetts IFA, (Series 1992B), 1.05% CP (New England Power Co.), Mandatory Tender 11/10/2009	18,000,000
17,500,000		Massachusetts IFA, (Series 1992B), 1.20% CP (New England Power Co.), Mandatory Tender 10/15/2009	17,500,000
1,500,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.320%, 10/1/2009	1,500,000
7,560,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 1.900%, 10/1/2009	7,560,000
2,200,000	[2,3]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.430%, 10/1/2009	2,200,000
7,810,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 1.500%, 10/1/2009	7,810,000
2,400,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(TD Banknorth N.A. LOC), 0.320%, 10/1/2009	2,400,000
8,820,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 10/7/2009	8,820,000
6,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.320%, 10/1/2009	6,000,000
3,600,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 10/1/2009	3,600,000
5,000,000		New Bedford, MA, 1.25% BANs, 2/12/2010	5,008,146
12,287,000		West Springfield, MA, 1.50% BANs, 6/17/2010	12,360,592
		TOTAL	164,618,738
		Michigan – 1.7%
9,840,000	[2,3]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 0.450%, 10/1/2009	9,840,000
1,695,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.550%, 10/1/2009	1,695,000
13,500,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	13,688,397
6,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-2), 2.50% TANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2010	6,086,865
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 10/7/2009	5,000,000
Semi-Annual Shareholder Report

$5,000,000	Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 10/7/2009	5,000,000
8,600,000	Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.100%, 10/7/2009	8,600,000
29,300,000	St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.550%, 10/1/2009	29,300,000
	TOTAL	79,210,262
	Minnesota – 0.1%
370,000	Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 0.590%, 10/1/2009	370,000
5,900,000	Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 0.400%, 10/1/2009	5,900,000
	TOTAL	6,270,000
	Mississippi – 1.8%
30,745,000	Mississippi Business Finance Corp., (Series 2006) Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 3.250%, 10/2/2009	30,745,000
10,000,000	Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 10/1/2009	10,000,000
12,870,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Renaissance at Colony Park, LLC)/(Regions Bank, Alabama LOC), 1.600%, 10/1/2009	12,870,000
5,260,000	Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.490%, 10/1/2009	5,260,000
3,500,000	Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 0.570%, 10/1/2009	3,500,000
21,760,000	Mississippi Hospital Equipment & Facilities Authority, (Series 2007) Weekly VRDNs (Grenada Lake Medical Center)/(Regions Bank, Alabama LOC), 1.750%, 10/1/2009	21,760,000
	TOTAL	84,135,000
	Missouri – 2.7%
320,000	Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 10/1/2009	320,000
Semi-Annual Shareholder Report

$14,185,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank NA, New York LIQ), 0.340%, 10/7/2009	14,185,000
14,100,000		Missouri State HEFA, (Series 2005D-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.500%, 10/1/2009	14,100,000
25,000,000		Missouri State HEFA, (Series 2008-G) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Bank of America N.A. LIQ), 0.290%, 10/7/2009	25,000,000
23,000,000		Missouri State HEFA, (Subseries 2005A-2) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.500%, 10/1/2009	23,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 10/1/2009	26,000,000
4,300,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.600%, 10/7/2009	4,300,000
19,535,000	[2,3]	St. Louis, MO, SPEARs (DBE-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.350%, 10/1/2009	19,535,000
		TOTAL	126,440,000
		Multi-State – 1.2%
4,350,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.900%, 10/1/2009	4,350,000
6,240,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.450%, 10/1/2009	6,240,000
24,555,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.450%, 10/1/2009	24,555,000
20,460,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A) Weekly VRDNs (Metrolink Cross County Extension)/(FSA INS)/(GTD by WestLB AG LIQ), 3.250%, 10/7/2009	20,460,000
		TOTAL	55,605,000
		Nebraska – 0.2%
10,000,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.400%, 10/1/2009	10,000,000
1,570,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Bank of America N.A. LOC), 0.700%, 10/1/2009	1,570,000
140,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 10/1/2009	140,000
Semi-Annual Shareholder Report

$145,000		Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 10/1/2009	145,000
		TOTAL	11,855,000
		Nevada – 1.3%
30,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.410%, 10/7/2009	30,000,000
9,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.450%, 10/7/2009	9,000,000
21,605,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.450%, 10/7/2009	21,605,000
		TOTAL	60,605,000
		New Hampshire – 0.4%
5,000,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 1.000%, 10/1/2009	5,000,000
16,015,000		New Hampshire HEFA, (Series 2004A) Weekly VRDNs (Easter Seals New Hampshire, Inc.)/(FHLB of Boston LOC), 0.340%, 10/1/2009	16,015,000
		TOTAL	21,015,000
		New Jersey – 5.9%
9,347,000		Berkeley Township, NJ, 3.50% BANs, 11/19/2009	9,359,230
5,700,000		Bernards Township, NJ, 3.50% BANs, 10/29/2009	5,705,345
4,300,000		Carteret, NJ, 3.50% BANs, 10/23/2009	4,302,527
9,200,000		Cherry Hill, NJ, 3.50% BANs, 10/20/2009	9,205,825
19,720,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.350%, 10/1/2009	19,720,000
5,755,000		East Rutherford Borough, NJ, 2.50% BANs, 11/13/2009	5,757,983
7,100,000		Hammonton, NJ School District, 2.75% BANs, 7/15/2010	7,182,680
9,000,000		Harrison Township, NJ, 1.75% BANs, 4/14/2010	9,035,691
11,804,238		Lyndhurst Township, NJ, 3.50% BANs, 2/18/2010	11,828,416
12,098,000		Medford Township, NJ, 1.50% BANs, 7/13/2010	12,173,021
15,088,000		Montclair Township, NJ, 1.50% BANs, 3/12/2010	15,134,468
9,770,192		Mount Holly Township, NJ, (Series 2008C), 3.75% BANs, 11/17/2009	9,776,273
4,660,000		Neptune Township, NJ, 3.50% BANs, 11/6/2009	4,662,231
4,750,000		New Jersey Health Care Facilities Financing Authority, (Series 2004) Weekly VRDNs (Virtua Health)/(Wachovia Bank N.A. LOC), 0.290%, 10/1/2009	4,750,000
Semi-Annual Shareholder Report

$15,200,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-IV) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.270%, 10/7/2009	15,200,000
100,000,000		New Jersey State, (Series 2010B), 2.50% TRANs, 6/24/2010	101,430,827
5,000,000		North Wildwood, NJ, 3.00% BANs, 12/11/2009	5,006,176
5,000,000		Salem County, NJ PCFA, (Series 2003 B-2) Weekly VRDNs (Public Service Electric & Gas Co.)/(Bank of Nova Scotia, Toronto LOC), 0.350%, 10/7/2009	5,000,000
9,180,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.310%, 10/1/2009	9,180,000
1,898,000		West Orange Township, NJ, 3.50% BANs, 11/30/2009	1,902,679
3,907,000		Wharton Borough, NJ, 4.50% BANs, 10/23/2009	3,908,130
9,637,000		Woodbridge Township, NJ, 2.00% BANs, 7/2/2010	9,723,089
		TOTAL	279,944,591
		New Mexico – 0.3%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.590%, 10/1/2009	2,000,000
11,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.390%, 10/7/2009	11,000,000
		TOTAL	13,000,000
		New York – 3.3%
10,500,000		Broome County, NY, 2.25% BANs, 4/16/2010	10,536,213
7,100,000		Elmira Heights, NY CSD, 1.75% BANs, 6/30/2010	7,102,898
9,937,040		Hunter-Tannersville, NY CSD, 1.75% BANs, 6/25/2010	9,965,654
6,450,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.270%, 10/7/2009	6,450,000
52,000,000		New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.340%, 10/1/2009	52,000,000
26,400,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.400%, 10/1/2009	26,400,000
13,300,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.280%, 10/1/2009	13,300,000
12,700,000		New York City, NY, (Fiscal 1994 Series H-3) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.350%, 10/1/2009	12,700,000
Semi-Annual Shareholder Report

$20,000,000	Rochester, NY, (Series 2009-II), 2.00% BANs, 8/23/2010	20,194,704
	TOTAL	158,649,469
	North Carolina – 4.5%
14,675,000	Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.340%, 10/1/2009	14,675,000
44,073,000	Charlotte, NC, (Series 2005), 0.60% CP, Mandatory Tender 10/13/2009	44,073,000
39,005,000	Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.750%, 10/1/2009	39,005,000
2,730,000	Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.340%, 10/1/2009	2,730,000
6,645,000	North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 0.370%, 10/7/2009	6,645,000
7,220,000	North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 0.370%, 10/1/2009	7,220,000
3,945,000	North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.340%, 10/1/2009	3,945,000
1,455,000	North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.340%, 10/1/2009	1,455,000
7,620,000	North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.340%, 10/1/2009	7,620,000
9,000,000	North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.340%, 10/1/2009	9,000,000
2,800,000	North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.340%, 10/1/2009	2,800,000
12,835,000	North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 0.310%, 10/1/2009	12,835,000
4,000,000	North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 10/7/2009	4,000,000
4,200,000	North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.300%, 10/1/2009	4,200,000
7,600,000	North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.290%, 10/7/2009	7,600,000
Semi-Annual Shareholder Report

$4,500,000		North Carolina Medical Care Commission, (Series 2008A-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.350%, 10/7/2009	4,500,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.340%, 10/1/2009	5,000,000
4,900,000		North Carolina Medical Care Commission, (Series 2008B-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.240%, 10/7/2009	4,900,000
3,100,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.300%, 10/7/2009	3,100,000
5,000,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.290%, 10/1/2009	5,000,000
1,000,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.380%, 10/7/2009	1,000,000
14,850,000	[2,3]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.360%, 10/1/2009	14,850,000
6,500,000		Winston-Salem, NC Water & Sewer System, (Series 2002B) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.300%, 10/7/2009	6,500,000
		TOTAL	212,653,000
		Ohio – 3.7%
620,000		Allen County, OH, (Series 2008C) Daily VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 0.300%, 10/1/2009	620,000
8,000,000	[2,3]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.420%, 10/7/2009	8,000,000
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 1.500%, 10/1/2009	5,900,000
23,090,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York LOC), 1.000%, 10/1/2009	23,090,000
9,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 1.500%, 10/1/2009	9,500,000
10,000,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 2.000%, 10/1/2009	10,000,000
7,870,000		Lucas County, OH Facilities Improvement Revenue Bonds, (Series 2002) Weekly VRDNs (Toledo Zoological Society)/(Fifth Third Bank, Cincinnati LOC), 0.900%, 10/2/2009	7,870,000
10,990,000	[2,3]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank plc, London LOC), 0.410%, 10/1/2009	10,990,000
Semi-Annual Shareholder Report

$25,000,000		Middletown, OH, (Series 2008A) Weekly VRDNs (Atrium Medical Center Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 10/7/2009	25,000,000
1,000,000		Middletown, OH, (Series 2008B) Weekly VRDNs (Atrium Medical Center Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 10/7/2009	1,000,000
30,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 1.100%, 10/7/2009	30,000,000
24,380,000	[2,3]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.350%, 10/1/2009	24,380,000
15,125,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 2.100%, 10/1/2009	15,125,000
4,860,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 1.300%, 10/1/2009	4,860,000
		TOTAL	176,335,000
		Oklahoma – 0.4%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 0.370%, 10/7/2009	19,200,000
		Oregon – 1.0%
10,175,000		Medford, OR Hospital Facilities Authority, (Series 2008) Weekly VRDNs (Asante Health System)/(Bank of America N.A. LOC), 0.290%, 10/7/2009	10,175,000
37,000,000		Oregon State, 2.50% TANs, 6/30/2010	37,556,374
		TOTAL	47,731,374
		Pennsylvania – 6.1%
34,995,000	[2,3]	Allegheny County, PA Hospital Development, (Series MT-506) Daily VRDNs (UPMC Health System)/(GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.520%, 10/1/2009	34,995,000
5,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.850%, 10/1/2009	5,000,000
15,000,000		Chester County, PA IDA, (Series 2007) Weekly VRDNs (YMCA of the Brandywine Valley)/(Fulton Bank LOC), 2.750%, 10/1/2009	15,000,000
7,765,000	[2,3]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.300%, 10/1/2009	7,765,000
400,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.410%, 10/1/2009	400,000
Semi-Annual Shareholder Report

$24,850,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.450%, 10/1/2009	24,850,000
15,000,000	Philadelphia, PA Authority for Industrial Development, (Series 2007B) Weekly VRDNs (Philadelphia, PA)/(Bank of New York and JPMorgan Chase Bank, N.A. LOCs), 0.400%, 10/1/2009	15,000,000
19,200,000	Philadelphia, PA School District, (Series 2008 B-2) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 10/1/2009	19,200,000
31,250,000	Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	31,661,592
47,200,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.380%, 10/1/2009	47,200,000
14,720,000	Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 10/1/2009	14,720,000
71,225,000	Pittsburgh, PA Water & Sewer Authority, (Series D-2 of 2008) (First Lien Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 10/1/2009	71,225,000
	TOTAL	287,016,592
	Puerto Rico – 0.0%
2,300,000	Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.400%, 10/7/2009	2,300,000
	Rhode Island – 0.2%
4,885,000	Rhode Island State Health and Educational Building Corp., (Series 2008A) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 10/1/2009	4,885,000
3,660,000	Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 10/1/2009	3,660,000
	TOTAL	8,545,000
	South Carolina – 0.6%
7,700,000	Hampton County, SC, (Series 2007) Weekly VRDNs (Carolina Soya LLC)/(Regions Bank, Alabama LOC), 1.450%, 10/1/2009	7,700,000
7,400,000	Rock Hill, SC Utility System, Combined Utility System Revenue Bonds (Series 2003-B) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.350%, 10/7/2009	7,400,000
2,425,000	South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.340%, 10/1/2009	2,425,000
2,300,000	South Carolina Jobs-EDA, EDRBs Weekly VRDNs (Para-Chem Southern, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 10/1/2009	2,300,000
Semi-Annual Shareholder Report

$7,000,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.280%, 10/7/2009	7,000,000
		TOTAL	26,825,000
		South Dakota – 0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.600%, 10/1/2009	1,000,000
		Tennessee – 0.8%
1,800,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.950%, 10/7/2009	1,800,000
2,200,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.600%, 10/1/2009	2,200,000
20,770,000		Johnson City, TN Health & Education Facilities Board, (Series 2008A) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 2.500%, 10/7/2009	20,770,000
5,700,000		Knox County, TN IDB, (Series 2006) Weekly VRDNs (Cherokee Health Systems)/(Regions Bank, Alabama LOC), 1.750%, 10/1/2009	5,700,000
9,705,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.440%, 10/7/2009	9,705,000
		TOTAL	40,175,000
		Texas – 10.0%
8,605,000	[2,3]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 131) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.420%, 10/7/2009	8,605,000
14,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 0.370%, 10/7/2009	14,500,000
20,300,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.440%, 10/1/2009	20,300,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%	900,000
4,705,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 10/1/2009	4,705,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Citibank NA, New York LOC), 0.500%, 10/1/2009	25,000,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.55% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 1/28/2010	20,000,000
Semi-Annual Shareholder Report

$4,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 0.500%, 10/1/2009	4,000,000
12,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.470%, 10/1/2009	12,000,000
13,700,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(GTD by Bank of America N.A., Bayerische Landesbank, JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.300%, 10/1/2009	13,700,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.300%, 10/14/2009	955,000
11,300,000		Harrison County, TX HFDC, (Series 2006) Weekly VRDNs (Marshall Regional Medical Center)/(Regions Bank, Alabama LOC), 1.600%, 10/1/2009	11,300,000
17,500,000	[2,3]	Houston, TX Airport System, Floater Receipts (Series SG 149) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.350%, 10/1/2009	17,500,000
6,525,000	[2,3]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.450%, 10/1/2009	6,525,000
8,875,000		North Central Texas HFDC, (Series 2006B) Weekly VRDNs (Baylor Health Care System)/(FSA INS)/(Bank of New York LIQ), 0.280%, 10/7/2009	8,875,000
33,535,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.650%, 10/1/2009	33,535,000
13,300,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2008A) Daily VRDNs (Motiva Enterprises LLC), 0.450%, 10/1/2009	13,300,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A., 0.280%, 10/7/2009	21,000,000
19,900,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.360%, 10/7/2009	19,900,000
8,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008F) Weekly VRDNs (Texas Health Resources System)/(Compass Bank, Birmingham LIQ), 0.750%, 10/7/2009	8,000,000
35,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.650%, 10/1/2009	35,000,000
20,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.650%, 10/1/2009	20,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 10/1/2009	15,000,000
Semi-Annual Shareholder Report

$4,695,000	[2,3]	Texas State Transportation Commission, Macon Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 0.400%, 10/1/2009	4,695,000
131,000,000		Texas State, 2.50% TRANs, 8/31/2010	133,427,510
		TOTAL	472,722,510
		Utah – 0.5%
12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.330%, 10/1/2009	12,500,000
9,000,000		Salt Lake Valley, UT Fire Service Area, (Series 2009), 1.50% TRANs, 12/31/2009	9,012,204
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 10/1/2009	2,600,000
		TOTAL	24,112,204
		Vermont – 0.2%
9,115,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care Inc.)/(TD Banknorth N.A. LOC), 0.220%, 10/7/2009	9,115,000
		Virginia – 1.3%
7,000,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.370%, 10/1/2009	7,000,000
2,065,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wurttemberg LIQ), 0.400%, 10/7/2009	2,065,000
2,870,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wurttemberg LIQ), 0.850%, 10/6/2009	2,870,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.490%, 10/1/2009	3,300,000
23,590,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.800%, 10/1/2009	23,590,000
13,400,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.300%, 10/1/2009	13,400,000
2,000,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.320%, 10/1/2009	2,000,000
7,200,000		Smyth County, VA IDA, (Series 2007C) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 2.500%, 10/7/2009	7,200,000
		TOTAL	61,425,000
Semi-Annual Shareholder Report

	Washington – 2.4%
$2,600,000	Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 0.420%, 10/1/2009	2,600,000
19,000,000	Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 0.420%, 10/1/2009	19,000,000
25,000,000	Port of Tacoma, WA, (Series 2008B: Subordinate Lien) Weekly VRDNs (Bank of America N.A. LOC), 0.280%, 10/7/2009	25,000,000
11,500,000	Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 1.500%, 10/1/2009	11,500,000
10,000,000	Snohomish County, WA Public Utility District No. 001, (Series 2009A), 2.00% BANs, 5/26/2010	10,093,737
7,895,000	Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.370%, 10/7/2009	7,895,000
2,000,000	Washington State Health Care Facilities Authority, (Series 2006) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 0.370%, 10/7/2009	2,000,000
14,745,000	Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.260%, 10/7/2009	14,745,000
20,875,000	Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.340%, 10/1/2009	20,875,000
	TOTAL	113,708,737
	West Virginia – 1.6%
44,945,000	Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 1.600%, 10/1/2009	44,945,000
10,500,000	Grant County, WV County Commission, PCRB (Series 1994), 1.40% CP (Virginia Electric & Power Co.), Mandatory Tender 10/8/2009	10,500,000
21,500,000	Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 10/28/2009	21,500,000
	TOTAL	76,945,000
	Wisconsin – 2.5%
2,650,000	Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.600%, 10/1/2009	2,650,000
22,350,000	Wisconsin State HEFA, (Series 2002) Daily VRDNs (Meritoer Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 0.350%, 10/1/2009	22,350,000
21,165,000	Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Oakwood Village)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.000%, 10/1/2009	21,165,000
15,500,000	Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 10/1/2009	15,500,000
6,670,000	Wisconsin State HEFA, (Series B), 1.60% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Mandatory Tender 11/13/2009	6,670,000
Semi-Annual Shareholder Report

$23,390,000	[2,3]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 10/1/2009	23,390,000
25,000,000		Wisconsin State, (Series 2009), 2.50% TRANs, 6/15/2010	25,355,492
		TOTAL	117,080,492
		TOTAL SHORT-TERM MUNICIPALS — 99.4% (AT AMORTIZED COST)[4]	4,715,704,026
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[5]	26,209,964
		TOTAL NET ASSETS — 100%	$4,741,913,990

  Securities that are subject to the federal alternative minimum tax (AMT) represent 7.8% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $503,535,000, which represented 10.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2009 these liquid restricted securities amounted to $503,535,000, which represented 10.6% of total net assets.
4	Also represents cost for federal tax purposes.
Semi-Annual Shareholder Report

5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
As of September 30, 2009, the portfolio securities were rated as follows:
Tier Rating Percentage Based on Total Market Value
First Tier	Second Tier
98.2%	1.8%
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Debt Securities:
Short-Term Municipals	$ —	$4,715,704,026	$ —
Semi-Annual Shareholder Report

  The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Financing Authority
EDRB(s)	— Economic Development Revenue Bond(s)
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCRB	— Pollution Control Revenue Bond
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
  See Notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost		$4,715,704,026
Income receivable		8,233,283
Receivable for shares sold		31,293,914
TOTAL ASSETS		4,755,231,223
Liabilities:
Payable for shares redeemed	$11,390,737
Bank overdraft	662,993
Income distribution payable	26,699
Payable for Directors'/Trustees' fees	404
Payable for shareholder services fee (Note 5)	978,439
Accrued expenses	257,961
TOTAL LIABILITIES		13,317,233
Net assets for 4,741,991,953 shares outstanding		$4,741,913,990
Net Assets Consist of:
Paid-in capital		$4,741,942,803
Accumulated net realized loss on investments		(21,933)
Distributions in excess of net investment income		(6,880)
TOTAL NET ASSETS		$4,741,913,990
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$4,457,337,951 ÷ 4,457,229,013 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$284,576,039 ÷ 284,762,940 shares outstanding, no par value, unlimited shares authorized		$1.00
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended September 30, 2009 (unaudited)

Investment Income:
Interest			$23,386,246
Expenses:
Investment adviser fee (Note 5)		$11,745,101
Administrative personnel and services fee (Note 5)		1,821,296
Custodian fees		75,306
Transfer and dividend disbursing agent fees and expenses — Investment Shares		1,202,905
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares		6,875
Directors'/Trustees' fees		14,475
Auditing fees		10,078
Legal fees		29,753
Portfolio accounting fees		87,036
Shareholder services fee — Investment Shares (Note 5)		3,306,853
Shareholder services fee — Institutional Service Shares (Note 5)		339,972
Account administration fee — Institutional Service Shares		63,541
Share registration costs		62,724
Printing and postage		81,877
Insurance premiums		6,482
Miscellaneous		687,975
TOTAL EXPENSES		19,542,249
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(1,049,150)
Waiver of administrative personnel and services fee	(33,691)
Waiver of shareholder services fee — Investment Shares	(163,066)
Reimbursement of shareholder services fee — Investment Shares	(147,797)
Reimbursement of shareholder services fee — Institutional Service Shares	(322,656)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,716,360)
Net expenses			17,825,889
Net investment income			5,560,357
Net realized gain on investments			3,546
Change in net assets resulting from operations			$5,563,903
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2009	Year Ended 3/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,560,357	$54,237,003
Net realized gain (loss) on investments	3,546	(22,888)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,563,903	54,214,115
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(4,953,891)	(48,966,012)
Institutional Service Shares	(602,420)	(5,286,965)
Distributions from net realized gain on investments
Investment Shares	—	(1,049,745)
Institutional Service Shares	—	(93,417)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,556,311)	(55,396,139)
Share Transactions:
Proceeds from sale of shares	6,930,521,382	14,827,680,836
Net asset value of shares issued to shareholders in payment of distributions declared	5,239,628	50,933,368
Cost of shares redeemed	(6,777,628,413)	(13,710,420,021)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	158,132,597	1,168,194,183
Change in net assets	158,140,189	1,167,012,159
Net Assets:
Beginning of period	4,583,773,801	3,416,761,642
End of period (including distributions in excess of net investment income of $(6,880) and $(10,926), respectively)	$4,741,913,990	$4,583,773,801
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements

September 30, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the “Fund”) a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal AMT for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Semi-Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	6,565,391,174	$6,565,391,174	13,670,486,569	$13,670,486,569
Shares issued to shareholders in payment of distributions declared	5,133,584	5,133,584	49,277,813	49,277,813
Shares redeemed	(6,354,436,205)	(6,354,436,205)	(12,629,089,479)	(12,629,089,479)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	216,088,553	$216,088,553	1,090,674,903	$1,090,674,903
	Six Months Ended 9/30/2009		Year Ended 3/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	365,130,208	$ 365,130,208	1,157,194,267	$ 1,157,194,267
Shares issued to shareholders in payment of distributions declared	106,044	106,044	1,655,555	1,655,555
Shares redeemed	(423,192,208)	(423,192,208)	(1,081,330,542)	(1,081,330,542)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(57,955,956)	$ (57,955,956)	77,519,280	$ 77,519,280
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	158,132,597	$ 158,132,597	1,168,194,183	$ 1,168,194,183

4. FEDERAL TAX INFORMATION

At March 31, 2009, the Fund had a capital loss carryforward of $22,888 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research, Ltd. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2009, the Adviser voluntarily waived $1,049,150 of its fee.

Semi-Annual Shareholder Report

Adviser's Background

The Adviser is a Pennsylvania limited partnership organized in 1981. FIMCO is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc.; Edward D. Jones & Co., L.P., doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser. For the six months ended September 30, 2009, FIMCO received approximately 41% of the Adviser's net revenues from the Fund, while Edward Jones received approximately 59%. This allocation may vary depending upon total assets in the Fund or other factors.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $33,691 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,378 of Service Fees for the six months ended September 30, 2009. FSSC may voluntarily reimburse the Fund for shareholder services fees and account administration fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2009, FSSC voluntarily reimbursed $470,453 of shareholder services fees. For the six months ended September 30, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended September 30, 2009, unaffiliated third-party financial intermediaries voluntarily waived $163,066 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended September 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,643,814,000 and $1,674,910,000, respectively.

Semi-Annual Shareholder Report

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2009, there were no outstanding loans. During the six months ended September 30, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the six months ended September 30, 2009, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain Funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a Semi-Annual Shareholder Report material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory
Contract  -  May 2009

Tax-Free Instruments Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400. Semi-Annual Shareholder Report

Federated Securities Corp., Distributor

Cusip 60934N195
Cusip 60934N187

8110107 (11/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to Report

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	November 19, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 19, 2009